Intangible assets and goodwill - Movements in Identifiable Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	$ 156,832	$ 167,303
Additions	17,208	408
Amortization for the year	(7,758)	(10,601)
Impairment losses recognized in income for the year	(10)	(9)
Other increases / decreases for foreign currency exchange rates	3,629	3
Other increases (decreases)	(985)	(272)
Subtotal	12,084	(10,471)
Closing balance	168,916	156,832
Indefinite | Goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	958	967
Additions	0	0
Impairment losses recognized in income for the year	(10)	(9)
Other increases / decreases for foreign currency exchange rates	0	0
Other increases (decreases)	0	0
Subtotal	(10)	(9)
Closing balance	948	958
Historical cost
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	238,730
Closing balance	259,148	238,730
Historical cost | Indefinite | Goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	4,492
Closing balance	4,491	4,492
Accumulated amortization
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(81,898)
Closing balance	(90,232)	(81,898)
Accumulated amortization | Indefinite | Goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(3,534)
Closing balance	(3,543)	(3,534)
IT programs | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	3,190	3,249
Additions	6,700	197
Amortization for the year	(1,430)	(1,451)
Impairment losses recognized in income for the year	0	0
Other increases / decreases for foreign currency exchange rates	(41)	6
Other increases (decreases)	11	1,189
Subtotal	5,240	(59)
Closing balance	8,430	3,190
IT programs | Historical cost | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	37,849
Closing balance	43,851	37,849
IT programs | Accumulated amortization | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(34,659)
Closing balance	(35,421)	(34,659)
Mining rights | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	134,924	140,873
Additions	0	196
Amortization for the year	(1,608)	(4,684)
Impairment losses recognized in income for the year	0	0
Other increases / decreases for foreign currency exchange rates	3,694	0
Other increases (decreases)	(3,891)	(1,461)
Subtotal	(1,805)	(5,949)
Closing balance	133,119	134,924
Mining rights | Historical cost | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	161,451
Closing balance	162,492	161,451
Mining rights | Accumulated amortization | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(26,527)
Closing balance	(29,373)	(26,527)
Water rights and rights of way | Indefinite
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	4,909	4,909
Additions	0	0
Impairment losses recognized in income for the year	0	0
Other increases / decreases for foreign currency exchange rates	0	0
Other increases (decreases)	0	0
Subtotal	0	0
Closing balance	4,909	4,909
Water rights and rights of way | Historical cost | Indefinite
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	7,420
Closing balance	7,420	7,420
Water rights and rights of way | Accumulated amortization | Indefinite
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(2,511)
Closing balance	(2,511)	(2,511)
Water rights | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	7,580	11,369
Additions	0	0
Amortization for the year	(3,789)	(3,789)
Impairment losses recognized in income for the year	0	0
Other increases / decreases for foreign currency exchange rates	0	0
Other increases (decreases)	0	0
Subtotal	(3,789)	(3,789)
Closing balance	3,791	7,580
Water rights | Historical cost | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	18,000
Closing balance	18,000	18,000
Water rights | Accumulated amortization | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(10,420)
Closing balance	(14,209)	(10,420)
Intellectual property | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	5,201	5,850
Additions	10,130	0
Amortization for the year	(805)	(649)
Impairment losses recognized in income for the year	0	0
Other increases / decreases for foreign currency exchange rates	0	0
Other increases (decreases)	235	0
Subtotal	9,560	(649)
Closing balance	14,761	5,201
Intellectual property | Historical cost | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	7,215
Closing balance	17,580	7,215
Intellectual property | Accumulated amortization | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(2,014)
Closing balance	(2,819)	(2,014)
Other intangible assets | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	70	86
Additions	378	15
Amortization for the year	(126)	(28)
Impairment losses recognized in income for the year	0	0
Other increases / decreases for foreign currency exchange rates	(24)	(3)
Other increases (decreases)	2,660	0
Subtotal	2,888	(16)
Closing balance	2,958	70
Other intangible assets | Historical cost | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	2,303
Closing balance	5,314	2,303
Other intangible assets | Accumulated amortization | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(2,233)
Closing balance	$ (2,356)	$ (2,233)